Debt (Details) - USD ($)															1 Months Ended										3 Months Ended							9 Months Ended		12 Months Ended
		Dec. 29, 2025	Aug. 25, 2025	Feb. 11, 2025	Dec. 31, 2024	Feb. 06, 2024	Aug. 15, 2023	Jul. 20, 2023	Jun. 30, 2023	Jun. 26, 2023	Nov. 03, 2022	Sep. 30, 2022	May 25, 2021	Aug. 30, 2020	Dec. 31, 2021	Aug. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Dec. 31, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 22, 2025	Aug. 01, 2025	Jul. 11, 2025	Feb. 29, 2024	Jun. 20, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Nov. 30, 2022	Oct. 31, 2022	Dec. 06, 2021
Debt [Line Items]
Business days											5 years
Conversion price per share of common stock (in Dollars per share)																																		$ 505.2
Additional Paid-in Capital					$ 5,753,000																				$ 118,254,000			$ 5,753,000				$ 118,254,000		$ 5,753,000	$ 5,732,000
Fair value amount																																							$ 3,900,000
Promissory notes																																200,000		200,000
Borrowed amount													$ 1,300,000
Late penalties																									100,000							100,000
PPP loan repayment					800,000																				$ 1,000,000			800,000				1,000,000		800,000
Repayments of debt																																$ 610,000
Shares of common stock issued (in Shares)																									12,000							12,000
Outstanding debt					$ 45,921,000																				$ 4,281,000			$ 45,921,000				$ 4,281,000		45,921,000	38,185,000
Percentage of payments																									5.00%							5.00%
Percentage of lease payments																									10.00%							10.00%
Percentage of common stock outstanding																																4.99%
Percentage of repayment or conversion			50.00%
Debt floor price (in Dollars per share)			$ 0.50
Percentage of closing price			20.00%
Shares Issued, Price Per Share (in Dollars per share)																									$ 0.75							$ 0.75
Other Loans Payable			$ 14,400,000
Warrant price (in Dollars per share)																																75
Stock price per share (in Dollars per share)																									$ 166.5							$ 166.5
Outstanding principal amount																																$ 1,919,796
Forecast [Member]
Debt [Line Items]
Principal amount of debt		$ 3,000,000																																			$ 182,000
Percentage of closing price																																					20.00%
Floor price per share (in Dollars per share)																																					$ 0.111
Modified floor price (in Dollars per share)																																					0.14
Shares Issued, Price Per Share (in Dollars per share)																																					0.14
Percentage of net proceeds		50.00%
August 2020 Convertible Notes [Member]
Debt [Line Items]
Gross proceeds																					$ 9,100,000	$ 9,100,000	$ 9,100,000	$ 9,100,000										$ 20,000,000
Interest rate per year														12.00%
Maturity term														12 months
Converseion price (in Dollars per share)					$ 150,000,000																							$ 150,000,000						$ 150,000,000
Percentage of discount					30.00%																							30.00%						30.00%
Outstanding principal percentage																																		200.00%
Derivative liability					$ 1,800,000																							$ 1,800,000						$ 1,800,000
Contractual term					12 months																							12 months						12 months
January 2021 Convertible Notes [Member]
Debt [Line Items]
Gross proceeds																				$ 1,000,000
Interest rate per year																				12.00%
Maturity term																				12 months
Converseion price (in Dollars per share)																				$ 150,000,000
Percentage of discount																				30.00%
Outstanding principal percentage																				200.00%
Derivative liability																				$ 200,000
Contractual term																				12 months
April 2021 Convertible Notes [Member]
Debt [Line Items]
Gross proceeds																	$ 1,200,000	$ 1,200,000	$ 1,200,000
Interest rate per year																			12.00%
Maturity term																			12 months
Converseion price (in Dollars per share)																			$ 150,000,000
Percentage of discount					30.00%														2021.00%									30.00%						30.00%
Outstanding principal percentage																			200.00%
Derivative liability																			$ 300,000
Contractual term																			12 months
November 2022 Convertible Notes Amendment [Member]
Debt [Line Items]
Converseion price (in Dollars per share)											$ 525
Carrying value of debt					$ 14,400,000																							$ 14,400,000						$ 14,400,000
Convertible Notes [Member]
Debt [Line Items]
Gross proceeds
Interest rate per year																									12.00%							12.00%
Debt instrument maturity date																																Jul. 11, 2025
Repayments of debt
August 2021 Senior Notes [Member]
Debt [Line Items]
Gross proceeds																$ 4,000,000
Interest rate per year																12.00%
Percentage of discount																																																20.00%
December 2021 Senior Notes [Member]
Debt [Line Items]
Gross proceeds															$ 1,300,000
Interest rate per year															12.00%
Senior Notes September 2022 Amendment [Member]
Debt [Line Items]
Converseion price (in Dollars per share)					$ 300																							$ 300						$ 300
Conversion price per share of common stock (in Dollars per share)																																		$ 300
Conversion price discount rate												60.00%																						60.00%		60.00%
October 2022 Senior Notes [Member]
Debt [Line Items]
Principal amount												$ 1,300,000																																			$ 1,300,000
November 2022 Senior Notes Amendment [Member]
Debt [Line Items]
Converseion price (in Dollars per share)											$ 300
Business days											5 years
Principal amount					$ 3,980,000																							$ 3,980,000						$ 3,980,000
Additional Paid-in Capital																																				$ 3,970,000
December 2022 Senior Notes [Member]
Debt [Line Items]
Principal amount																																				1,000,000										$ 1,000,000
March 2023 Senior Notes [Member]
Debt [Line Items]
Principal amount																																											$ 1,600,000	$ 1,600,000	$ 1,600,000
April 2023 Senior Notes
Debt [Line Items]
Principal amount																																										$ 600,000
October-December 2023 Senior Notes [Member]
Debt [Line Items]
Principal amount																																			$ 1,100,000
Interest terms percentage																																			12.00%
Convert into new per shares (in Dollars per share)																																			$ 166.5
January-March 2024 Senior Notes [Member]
Debt [Line Items]
Principal amount																															$ 700,000
April-June 2024 Senior Notes [Member]
Debt [Line Items]
Principal amount																														$ 400,000
July-September 2024 Senior Notes [Member]
Debt [Line Items]
Principal amount																													$ 700,000				$ 700,000
Interest terms percentage																													12.00%				12.00%
Maturity month																													18 months
Senior Secured Convertible Note [Member]
Debt [Line Items]
Principal amount																													$ 250,000				$ 250,000
October-December 2024 Senior Notes [Member]
Debt [Line Items]
Principal amount					$ 1,100,000																							$ 1,100,000						$ 1,100,000
Interest terms percentage					12.00%																							12.00%						12.00%
Maturity month																												18 months
Paycheck Protection Program loan [Member]
Debt [Line Items]
Interest terms percentage													1.00%
PPP loan repayment					$ 800,000																							$ 800,000						$ 800,000	$ 400,000
January-March 2024 Senior Notes [Member]
Debt [Line Items]
Principal amount																															$ 700,000
April - June 2024 Senior Notes [Member]
Debt [Line Items]
Principal amount																														400,000
Repayments of debt																														100,000
July - September 2024 Senior Notes [Member]
Debt [Line Items]
Principal amount																														$ 700,000
Interest terms percentage																														12.00%
January-March 2025 Senior Notes [Member]
Debt [Line Items]
Principal amount																											$ 800,000
April — June 2025 Senior Notes [Member]
Debt [Line Items]
Principal amount																										$ 400,000
PIPE Convertible Notes [Member]
Debt [Line Items]
Convertible debt aggregate principal amount				$ 22,222,222,000
Aggregate purchase price				$ 20,000,000,000
Percentage of original issue discount				10.00%
Minimum Interest Amount [Member]
Debt [Line Items]
Interest terms percentage																									24.00%							24.00%
First Tranche [Member]
Debt [Line Items]
Principal amount of debt			10,000,000
Second Tranche [Member]
Debt [Line Items]
Principal amount of debt			2,222,222
Third Tranche [Member]
Debt [Line Items]
Principal amount of debt			5,000,000
Fourth Tranche [Member]
Debt [Line Items]
Principal amount of debt			4,444,444
First and Second Tranches [Member]
Debt [Line Items]
Principal amount of debt			4,000,000
Paycheck Protection Program [Member]
Debt [Line Items]
Interest terms percentage													1.00%
Common Stock [Member]
Debt [Line Items]
Converted shares (in Shares)	[1]																								82,377
Shares of common stock issued (in Shares)																									12,000							12,000
Outstanding debt																									$ 300,000							$ 300,000
Percentage of common stock outstanding																																9.99%
Convertible Notes November 2022 Amendment [Member]
Debt [Line Items]
Interest expense																																		2,100,000	2,300,000
Amortization of debt discount and issuance costs																																		100,000	500,000
Outstanding balance					$ 13,300,000																							$ 13,300,000						$ 13,300,000	$ 11,800,000
Tasly Convertible Debt [Member]
Debt [Line Items]
Maximum borrowing capacity short-term loan agreement									$ 1,600,000
Short-term loan agreement									1,000,000	$ 300,000																														$ 20,000.00	$ 300,000
Interest rate																																			12.00%
Conversion price of common stock (in Dollars per share)					$ 174.75																							$ 174.75						$ 174.75
Convertible debt aggregate principal amount					$ 2,200,000																							$ 2,200,000						$ 2,200,000	$ 1,710,000
Accrued and unpaid interest on the promissory notes																																		200,000	100,000
Loss on fair value remeasurement																																			100,000
Senior Notes [Member]
Debt [Line Items]
Interest expense																									100,000				500,000			$ 1,300,000	1,500,000	2,100,000	1,800,000
Outstanding balance					25,268,000																							25,268,000						25,268,000
Convertible debt aggregate principal amount					24,396,000																							24,396,000						24,396,000
Principal amount																													40,000.00	$ 110,000			40,000.00			5,500,000
Debt extinguishment																																		8,800,000
Senior notes					25,300,000																							25,300,000						25,300,000
Outstanding debt					$ 25,300,000																							$ 25,300,000						$ 25,300,000
Senior Notes [Member] | January-March 2025 Senior Notes [Member]
Debt [Line Items]
Interest terms percentage																											12.00%
Senior Notes [Member] | Common Stock [Member]
Debt [Line Items]
Conversion price dicount																																		40.00%
Outstanding debt																									300,000							300,000
Promissory Notes [Member]
Debt [Line Items]
Interest expense																									100,000							100,000	100,000	$ 100,000	100,000
Short-term loan agreement																																			300,000
Accrued and unpaid interest on the promissory notes																																300,000		300,000
Promissory notes																																		$ 900,000	800,000
Percentage of outstanding promissory notes accrue interest																																		5.00%
Borrowed amount																																				300,000
Repayments of promissory notes																																			100,000	$ 200,000
Unrelated party repayable																																			$ 100,000
Annual interest rate					12.00%																							12.00%						12.00%	12.00%
Repayments of debt																									100,000							100,000	100,000
Carrying value of the promissory notes					$ 900,000																				900,000			$ 900,000				900,000		$ 900,000
Paycheck Protection Program [Member]
Debt [Line Items]
Short-term loan agreement													$ 1,300,000
Monthly payments																																		10 months
Late penalties					100,000																							100,000						$ 100,000	$ 100,000
Convertible Notes Payable [Member]
Debt [Line Items]
Converseion price (in Dollars per share)																																							$ 750
Interest expense																									100,000				500,000			1,200,000	1,600,000
Outstanding balance					18,419,000																				$ 19,600,000			18,419,000				$ 19,600,000		18,419,000
Convertible debt aggregate principal amount					19,533,000																							19,533,000						19,533,000
Interest terms percentage																									10.00%							10.00%
Converted shares (in Shares)																																37,356
Conversion price of common stock (in Dollars per share)																																$ 37.5
Debt instrument maturity date																																Jan. 11, 2027
Aggregate purchase price																									$ 9,000,000							$ 9,000,000
Percentage of original issue discount																																10.00%
Principal amount of debt			2,000,000																						10,000,000							$ 10,000,000
Percentage of conversion price																																							95.00%
Trading day																																10
Convertible Notes Payable [Member] | Forecast [Member]
Debt [Line Items]
Principal amount of debt		$ 5,000,000
Percentage of net proceeds		33.30%
Convertible Notes Payable [Member] | January-March 2025 Senior Notes [Member]
Debt [Line Items]
Conversion price of common stock (in Dollars per share)																											$ 37.5
Convertible Notes Payable [Member] | April — June 2025 Senior Notes [Member]
Debt [Line Items]
Interest terms percentage																										12.00%
Conversion price of common stock (in Dollars per share)																										$ 37.5
Convertible Debt [Member]
Debt [Line Items]
Outstanding balance					2,234,000	$ 20,000.00	$ 300,000	$ 300,000		$ 1,000,000															$ 20,600,000			2,234,000				$ 20,600,000		2,234,000	1,710,000
Convertible debt aggregate principal amount					$ 1,998,000																							1,998,000						1,998,000
Conversion price discount rate					11.78%	13.69%	13.70%	13.82%		14.54%
Conversion price of common stock (in Dollars per share)																																$ 525
Repayments of debt																																$ 200,000
Shares of common stock issued (in Shares)																									73,896							73,896
Remaining repayments of debt																																$ 2,900,000
Principal amount of debt			$ 5,555,556
Trading day			10
Carrying value of the promissory notes					$ 2,200,000																							2,200,000						2,200,000
Convertible promissory note																									$ 2,500,000							$ 2,500,000
Convertible Debt [Member] | Common Stock [Member]
Debt [Line Items]
Shares of common stock issued (in Shares)																									73,896							73,896
Tasly Convertible Debt - Related Party at Fair Value [Member]
Debt [Line Items]
Maximum borrowing capacity short-term loan agreement									$ 1,600,000
Short-term loan agreement							$ 300,000			$ 1,000,000																															$ 300,000			$ 20,000.00
Convertible debt aggregate principal amount																									$ 2,100,000				$ 1,700,000			$ 2,100,000	$ 1,700,000
Percentage of outstanding promissory notes accrue interest									24.00%
Conversion price of common stock (in Dollars per share)																																$ 144
Loans bear interest rate									12.00%
Debt instrument maturity date									Dec. 31, 2023
Senior Unsecured Promissory Notes [Member]
Debt [Line Items]
Conversion price of common stock (in Dollars per share)																																$ 37.5
Senior Convertible Note [Member] | July - September 2024 Senior Notes [Member]
Debt [Line Items]
Principal amount																														$ 250,000
Senior Convertible Note [Member] | Common Stock [Member]
Debt [Line Items]
Shares of common stock issued (in Shares)																									9,469							9,469
Senior Secured Convertible Notes [Member]
Debt [Line Items]
Outstanding balance																									$ 2,800,000							$ 2,800,000
Conversion price of common stock (in Dollars per share)																																$ 166.5
Shares of common stock issued (in Shares)																									68,585							68,585
Senior Convertible Bridge [Member]
Debt [Line Items]
Outstanding balance																									$ 3,100,000							$ 3,100,000
Conversion price of common stock (in Dollars per share)																																$ 300
Converted shares (in Shares)																																17,261
Convertible Working Capital Promissory Note [Member] | Northview Acquisition Corporation [Member]
Debt [Line Items]
Convertible promissory note																									1,919,796							$ 1,919,796
Related Party [Member]
Debt [Line Items]
Outstanding balance					25,056,000																				4,127,000			25,056,000				4,127,000		25,056,000	21,755,000
Related Party [Member] | Senior Notes [Member]
Debt [Line Items]
Fair value amount					9,500,000																							9,500,000						9,500,000
Outstanding debt					9,500,000																				0			9,500,000				0		9,500,000
Related Party [Member] | Promissory Notes [Member]
Debt [Line Items]
Promissory notes																																		900,000	$ 800,000
Unrelated Parties [Member] | Senior Notes [Member]
Debt [Line Items]
Fair value amount					15,800,000																							15,800,000						15,800,000
Nonrelated Party [Member] | Senior Notes [Member]
Debt [Line Items]
Outstanding debt					$ 15,800,000																				$ 300,000			$ 15,800,000				$ 300,000		$ 15,800,000
VWAP [Member]
Debt [Line Items]
Conversion price			95.00%
Minimum [Member]
Debt [Line Items]
Percentage of outstanding promissory notes accrue interest																																5.00%
Minimum [Member] | Forecast [Member]
Debt [Line Items]
Floor price per share (in Dollars per share)																																					0.14
Minimum [Member] | November 2022 Convertible Notes Amendment [Member]
Debt [Line Items]
Principal amount											$ 11,000,000
Minimum [Member] | Convertible Notes [Member]
Debt [Line Items]
Effective interest rate																																		12.54%	12.95%
Minimum [Member] | October-December 2024 Senior Notes [Member]
Debt [Line Items]
Interest terms percentage					0.00%																							0.00%						0.00%	0.00%
Minimum [Member] | Second Tranche [Member] | Forecast [Member]
Debt [Line Items]
Principal amount of debt		$ 5,555,556
Minimum [Member] | Beneficial Ownership Limitation [Member]
Debt [Line Items]
Increased in beneficial ownership limitation																																						4.99%
Minimum [Member] | Tasly Convertible Debt [Member]
Debt [Line Items]
Loss on fair value remeasurement																																		$ 330,000
Minimum [Member] | Convertible Notes Payable [Member]
Debt [Line Items]
Effective interest rate																																12.54%	12.66%
Interest terms percentage																									0.00%				0.00%			0.00%	0.00%
Maximum [Member]
Debt [Line Items]
Percentage of outstanding promissory notes accrue interest																																12.00%
Maximum [Member] | Forecast [Member]
Debt [Line Items]
Principal amount of debt		$ 3,333,333.6
Floor price per share (in Dollars per share)																																					$ 0.111
Maximum [Member] | November 2022 Convertible Notes Amendment [Member]
Debt [Line Items]
Principal amount											$ 11,300,000
Maximum [Member] | Convertible Notes [Member]
Debt [Line Items]
Effective interest rate																																		53.28%	53.28%
Maximum [Member] | October-December 2024 Senior Notes [Member]
Debt [Line Items]
Interest terms percentage					12.15%																							12.15%						12.15%	12.55%
Maximum [Member] | Beneficial Ownership Limitation [Member]
Debt [Line Items]
Increased in beneficial ownership limitation																																						9.99%
Maximum [Member] | Tasly Convertible Debt [Member]
Debt [Line Items]
Loss on fair value remeasurement																																		$ 310,000
Maximum [Member] | Convertible Notes Payable [Member]
Debt [Line Items]
Effective interest rate																																53.28%	53.28%
Interest terms percentage																									12.15%				12.55%			12.15%	12.55%

[1]	Retroactively restated for the Reverse Stock Split as described in Note 2 and the reverse recapitalization as described in Note 3.